DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report on the Dreyfus Municipal Bond Fund, Inc. for the 12-month period ended August 31, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 8.36%,* and an annualized tax-free distribution rate per share of 4.96%.**

The Economy

  Having consistently viewed inflation as the primary threat to our strong growth, low unemployment economy, the Federal Reserve Board now has another factor to ponder in setting monetary policy: the risk of global recession. The wave of economic uncertainty that shook stock markets and caused currencies to devalue, begun in Thailand on July 2, 1997 (the onset of the Asian financial crisis) , has spread through Asia and around the world. By the end of the reporting period, Russia had devalued its ruble. All this financial tumult has underscored just how economically interrelated the world's nations are. In fact, the fragility of global financial markets has been a key factor in the Fed's reluctance to raise interest rates in an economy now in its seventh year of economic expansion. It feared that a rise in rates might threaten the stability of other currencies.

  There were additional economic factors that stayed the Fed's hand. Inflation has remained tame, comfortably below 2% on the consumer level, and is trivial on the production level of the economy as well. One reason for the low inflation rate is the strong dollar, which keeps imports cheap; domestic producers are constrained from raising prices by competition from cheaper foreign goods. This has all been good news for consumers, who account for two thirds of all economic activity. Bolstered by solid wage gains and abundant jobs, consumers have been a driving positive force in the economy. Whether it was housing, automobiles, big ticket or small ticket items, their spending and their overall economic optimism both were robust. But by the end of the reporting period, there were hints that this could change. The political and economic instability in Russia jolted the U.S. stock market in August. The stock market selloff could cause consumers to grow less confident and curtail spending. Of course, the larger-scale economic fundamentals for consumers remain positive: inflation is low and jobs plentiful

  The wave of devaluations that began over a year ago in Southeast Asia has become stronger. Collapsing currencies, the latest being the Russian ruble, have triggered often violent reactions in foreign financial markets. The distant financial turmoil has resulted in a reduced demand for U.S. exports, and has begun to curtail domestic corporate profit growth. In the second quarter, profits declined year-over-year for the first time in almost a decade. Mirroring the slide in corporate profits, industrial production declined in June and July. In addition to the profit pinch, second-quarter economic growth lessened to 1.6% , the slowest rate in three years and dramatically below the 5.5% rate reported for the first quarter. We remain alert for additional signs of the domestic effects of global financial problems.

Market Environment

  Despite the focus on equities as they continued their strong ascension for much of our fiscal year, municipal prices moved higher, practically uninterrupted: by the Fund's fiscal year-end, negative influences had affected the equity markets, but municipal prices were moving toward the year's highs.
The market for municipal bonds was positive for several reasons. From an economic standpoint, the year was one in which robust economic growth with low unemployment co-existed with low inflation and low interest rates, ingredients which helped create a "bond-friendly" atmosphere. A relatively heavy supply of newly-issued bonds might have presented a serious offset, but demand from various classes of buyers was substantial enough to successfully absorb the new issuance without disrupting the market. Then, as the fiscal year progressed, various crises around the globe and a reallocation of assets by some equity investors resulted in an inflow of funds to U.S. Treasury Bonds as a safe haven. That had an indirect, but nonetheless beneficial, effect on municipal bonds, since it caused market interest rates to decline, pushing prices upward.
Municipal bonds, unlike Treasury bonds, are not purchased by foreigners as a safe haven, so the market performance of municipals lagged behind that of U.S. Treasuries; municipal yields vis-a-vis Treasury bond yields now are at yearly high levels. The environment for municipal bonds still appears to be positive, especially following the Federal Reserve Board Open Market Committee's reduction in the target rate for federal funds to 5.25%.

The Portfolio

  We made changes in the portfolio which we believe could be advantageous. To accomplish that, we maintained a heightened sensitivity to global and domestic events, and to the direction of interest rates which might result. To the extent that the Fed, within a few months time, gravitated to the likelihood of an easing in rates from what had been an inclination to raise rates, required that we be nimble in managing the Fund's assets. We devoted much of our effort to managing the portfolio' s sensitivity to interest rate changes as we strove to properly position the Fund in the marketplace. The market's persistent upward trend resulted in profitable trading activity, thereby incurring net realized capital gains as reflected in the attached financial statements for the Fund. A compression of yields across quality ratings allowed us to maintain a high percentage of the portfolio in upper quality ratings as is reflected in the
financial   data   and   statements   which   are   a   part  of  this  report.

  While we believe the outlook for municipal securities is still constructive, we cannot overlook the fact that price levels are at their highs for the year. For the previously mentioned reasons unique to their year's performance, long-term (30-year) U.S. Treasury bonds' yields may fall further from today's level; however, we doubt that municipals will match that decline, so we currently are maintaining a near-neutral duration stance. We continue to believe, as we have for many months, that the Fund's investment performance will be derived largely from bonds which emphasize income production rather than principal appreciation: that has been, and continues to be, our primary focus.

  We hope that you will find the financial information in this report beneficial, and we want you to know that we appreciate your continued investment
in    this    Fund.

               Very truly yours,



               [Richard J. Moynihan signature logo]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

September 30, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.



DREYFUS MUNICIPAL BOND FUND, INC.                             AUGUST 31, 1998
-----------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS MUNICIPAL BOND
            FUND, INC. AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

                                    Dollars

$22,426

Lehman Brothers Municipal Bond Index*

$20,983

Dreyfus Municipal Bond Fund

*Source: Lehman Brothers

Average Annual Total Returns
-----------------------------------------------------------------------------

   One Year Ended                   Five Years Ended                  Ten Years Ended

   August 31, 1998                   August 31, 1998                  August 31, 1998
____________________              ____________________              ____________________

         8.36%                            5.14%                            7.69%

------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus Municipal Bond Fund, Inc. on 8/31/88 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.

The Fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses. Unlike the Fund, the Lehman Brothers Municipal Bond Index is an unmanaged total return performance benchmark for the long-term, investment-grade tax exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.


DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                      AUGUST 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments--98.1%                                                             Amount             Value
-------------------------------------------------------                                       _______________   _______________

Alabama--1.9%

Alabama Housing Finance Authority, SFMR:

  6.45%, 10/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     7,200,000    $    7,698,096

  6.10%, 10/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,975,000        10,573,600

Alabama Industrial Development Authority, SWDR (Pine City Fiber Co.)

  6.45%, 12/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,000,000        25,247,330

Industrial Development Board of the Town of Courtland, SWDR

 (Champion International Corp. Project)

  7%, 11/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,100,000         8,909,271

The Industrial Development Board of the Town of McIntosh,

 Environmental Facilities Refunding Revenue (Ciba Specialty Chemicals Corp.
Project)

  5.375%, 6/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,855,000        10,034,755

Alaska--.5%

Alaska Housing Finance Corp.

 (Collateralized Veterans Mortgage Program)

  6.375%, 12/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,260,000         8,844,643

Anchorage, Electric Utility Revenue, Refunding

  6.50%, 12/1/2015 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,135,000         7,402,000

Arizona--1.0%

The Industrial Development Authority of the County of Apache, PCR, Refunding

  (Tucson Electric Power Co. Project) 5.875%, 3/1/2033 . . . . . . . . . . . . . . . . . .         17,550,000        17,668,462

Pima County Industrial Development Authority, Industrial Revenue

  (Tucson Electric Power Co. Project) 6%, 9/1/2029 . . . . . . . . . . . . . . . . . . . .         15,500,000        15,753,115

Arkansas--.7%

Little River County, Revenue, Refunding (Georgia-Pacific Corp. Project)

  5.60%, 10/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,600,000        22,883,630

California--4.7%

Airport Commission City and County of San Francisco

 (San Francisco International Airport)

  6.50%, 5/1/2015 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,100,000        11,195,042

California Health Facilities Financing Authority, Revenue, Refunding

  (Stanford Health Care) 5%, 11/15/2028  . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,737,600

California Higher Education Loan Authority, Inc.,

  Student Loan Revenue, Refunding 6.50%, 6/1/2005  . . . . . . . . . . . . . . . . . . . .         19,250,000        21,108,972

California Statewide Communities Development Authority,

 LR (Special Facilities--United Airlines):

    5.70%, 10/1/2033 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         41,500,000        42,858,295

    5.625%, 10/1/2034  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,500,000        51,859,965

San Diego County, COP, Refunding (Interim Justice Facilities Project) 6.50%, 8/1/2007. . .          9,805,000        10,660,290

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________

Colorado--2.8%

City and County of Denver:

 Airport Revenue:

    7.25%, 11/15/2023 (Prerefunded 11/15/2002) (a) . . . . . . . . . . . . . . . . . . . .  $       6,390,000     $   7,333,164

    7.25%, 11/15/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,375,000        21,616,494

  Special Facilities Airport Revenue (United Airlines Project)

    6.875%, 10/1/2032  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,250,000        12,229,875

E-470 Public Highway Authority, Senior Revenue, Refunding:

  5%, 9/1/2021 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         6,976,270

  4.75%, 9/1/2023 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,550,000        12,148,525

  5%, 9/1/2026 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         31,530,000        31,271,769

Connecticut--1.6%

Connecticut Housing Finance Authority (Housing Mortgage Finance Program):

  6.70%, 11/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,295,000         3,570,100

  6.30%, 5/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,240,000         7,684,826

  6.50%, 5/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,060,000        12,927,235

Connecticut Resource Recovery Authority

  (American Fuel Co. Project) 6.45%, 11/15/2022  . . . . . . . . . . . . . . . . . . . . .          7,325,000         7,892,394

Mashantucket Western Pequot Tribe, Special Revenue:

  6.40%, 9/1/2011 (Prerefunded 9/1/2007) (a,b) . . . . . . . . . . . . . . . . . . . . . .          9,170,000        10,705,792

  6.40%, 9/1/2011 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,330,000        10,360,685

Delaware--.5%

Delaware Economic Development Authority, Water Development Revenue

  (Wilmington Suburban Water Corp. Project) 6.80%, 12/1/2023 . . . . . . . . . . . . . . .          8,000,000         8,674,880

Delaware Housing Authority, Senior SFMR

  6.45%, 1/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,010,000         8,553,318

District of Columbia--2.1%

Metropolitan Washington Airports Authority, Airport System Revenue:

  6.625%, 10/1/2012 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,400,000        44,536,556

  6.625%, 10/1/2019 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,600,000        25,969,676

Florida--4.7%

Brevard County Housing Finance Authority, SFMR 6.80%, 3/1/2028 . . . . . . . . . . . . . .          5,845,000         6,324,407

Florida Community Services Corp. Walton County, Water and Sewer Revenue

  (South Walton County Regional Utility) 7%, 3/1/2018  . . . . . . . . . . . . . . . . . .          3,500,000         3,889,970

Florida State Board of Education, Public Education Capital Outlay

  4.75%, 6/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16,340,000        15,819,734

Florida State Department Juvenile Justice Lease Certificate

  (185 Bed Juvenile Residential) 5.20%, 6/15/2019 (Insured; MBIA)  . . . . . . . . . . . .         14,000,000        14,096,460

Orlando Utilities Commission, Water and Electric Revenue, Refunding

  6.75%, 10/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,875,000        19,612,451

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________

Florida (continued)

Palm Beach County, Solid Waste IDR:

  (Okeelanta Power Limited Partnership Project) 6.70%, 2/15/2015 (c) . . . . . . . . . . .   $     23,400,000  $     18,720,000

  (Osceola Power Limited Partnership) 6.95%, 1/1/2022 (c)  . . . . . . . . . . . . . . . .         33,800,000        26,702,000

Polk County Industrial Development Authority, IDR

  (IMC Fertilizer) 7.525%, 1/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,200,000        16,741,280

Tampa, Health System Revenue (Catholic Health East Issue)

  4.875%, 11/15/2023 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .         34,640,000        33,778,503

Georgia--.3%

Georgia Housing and Finance Authority, Single Family Mortgage

  6.55%, 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,440,000        10,172,827

Idaho--.3%

Idaho Housing Agency, Multi-Family Housing Refunding

  6.70%, 7/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,050,000        10,696,416

Illinois--4.5%

Chicago, Midway Airport Revenue:

  5%, 1/1/2031 (Insured; MBIA) (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,756,600

  5.125%, 1/1/2035 (Insured; MBIA) (d) . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,821,300

Chicago O'Hare International Airport, Revenue

 Special Facilities (United Airlines Inc. Project):

    8.50%, 5/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,500,000         7,023,185

    8.85%, 5/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,495,000        16,176,275

Cook County, Refunding 5%, 11/15/2022 (Insured; FGIC) (d). . . . . . . . . . . . . . . . .         16,000,000        15,744,960

Illinois Development Finance Authority, Revenue

 Pollution Control, Refunding (Central Illinois Public Service Co.)

  6.375%, 1/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,000,000        14,934,220

Illinois Educational Facilities Authority, Revenue

 (Illinois Institute of Technology)

  Refunding 6.875%, 12/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,250,000         8,226,430

Illinois Health Facilities Authority, Revenue:

  (Beverly Farm Foundation) 9.125%, 12/15/2015 (Prerefunded 12/15/2000) (a)  . . . . . . .          3,730,000         4,262,346

  Refunding:

    (Evangelical Hospitals) 6.50%, 4/15/2009 (Insured; FSA)  . . . . . . . . . . . . . . .          5,000,000         5,890,050

    (Mercy Hospital and Medical Center) 7%, 1/1/2015 . . . . . . . . . . . . . . . . . . .          7,500,000         8,037,525

Illinois Housing Development Authority:

 Homeowner Mortgage Revenue:

    6.70%, 8/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,055,000         4,339,499

    6.625%, 8/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,820,000        15,871,331

  Multi-Family Housing (Lawndale Redevelopment Project) 6.90%, 12/1/2026 . . . . . . . . .          8,750,000         9,569,350

  Multi-Family Program 6.75%, 9/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .          8,750,000         9,285,500

  Section 8 Elderly Housing Revenue (Morningside North Development)

    6.85%, 1/1/2021 (Prerefunded 1/1/2003) (a) . . . . . . . . . . . . . . . . . . . . . .         11,220,000        12,647,296

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________

Indiana--1.8%

Brownsburg School Building Corp., First Mortgage

  6.10%, 2/1/2013 (Insured; FSA) (Prerefunded 2/1/2005) (a)  . . . . . . . . . . . . . . .  $       7,500,000  $      8,474,550

Hammond Multi-School Building Corp., First Mortgage

  7.10%, 1/15/2015 (Prerefunded 7/15/2001) (a) . . . . . . . . . . . . . . . . . . . . . .          5,585,000         6,190,191

Indiana Health Facility Financing Authority, HR

  (Clarian Health Partners, Inc.) 6%, 2/15/2021  . . . . . . . . . . . . . . . . . . . . .         18,000,000        19,550,160

Indiana Transportation Finance Authority, Airport Facility LR

  6.50%, 11/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,635,000         6,198,444

IPS School Building Corp., First Mortgage

  6.10%, 1/15/2020 (Prerefunded 7/15/2004) (a) . . . . . . . . . . . . . . . . . . . . . .         11,000,000        12,375,110

Logansport Multi-Purpose School Building Corp., First Mortgage Refunding

  6%, 1/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,645,000         8,168,835

Iowa--.4%

Iowa Finance Authority, SFMR (Mortgage Backed Securities Program)

  6.65%, 7/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,885,000        11,651,739

Kansas--1.0%

Wichita, HR 6.464%, 10/1/2022 (Insured; MBIA). . . . . . . . . . . . . . . . . . . . . . .         31,300,000        34,420,297

Kentucky--1.9%

City of Ashland, Sewage and Solid Waste Revenue

  (Ashland Inc. Project) 7.125%, 2/1/2022  . . . . . . . . . . . . . . . . . . . . . . . .         13,170,000        14,970,866

Kenton County Airport Board, Airport Revenue,

 Special Facilities (Delta Airlines Project):

    7.125%, 2/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,455,000         9,208,256

    6.125%, 2/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,282,500

Mount Sterling, LR (Kentucky League Cities Funding)

  6.10%, 3/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,955,000         9,020,970

Pendleton County, Multi-County LR

  (Kentucky Associates Counties Leasing Trust Program) 6.50%, 3/1/2019 . . . . . . . . . .         18,500,000        19,805,545

Louisiana--1.5%

Louisiana Public Facilities Authority, HR

  (Francisan Missionaries) 5%, 7/1/2028 (Insured; MBIA)  . . . . . . . . . . . . . . . . .         10,000,000         9,854,400

Parish of Saint Charles, PCR (Louisiana Power and Lighting Co. Project)

  8.25%, 6/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,500,000         7,914,975

Parish of West Feliciana, PCR:

  (Gulf States Utilities Co. Project) 9%, 5/1/2015 . . . . . . . . . . . . . . . . . . . .         13,500,000        14,809,635

  (Gulf States Utilities-I) 7.70%, 12/1/2014 . . . . . . . . . . . . . . . . . . . . . . .         14,000,000        15,659,420

Maine--.7%

Maine Financial Authority, Solid Waste Revenue

 Recycling Facilities (Great Northern Paper, Inc. Project-Bowater Inc. Obligor)

  7.75%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,165,000         9,183,584

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________

Maine (continued)

Maine Housing Authority, Mortgage Purchase

  6.875%, 11/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     12,320,000  $     13,250,160

Maryland--2.8%

Community Development Administration,

 Department of Housing and Community Development State of Maryland:

    6%, 7/1/2039 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,595,900

    (Single Family Program):

       6.80%, 4/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         33,400,000        35,466,124

       6.55%, 4/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,190,000         9,908,566

       6.75%, 4/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,990,000        21,541,624

Maryland Health and Higher Educational Facilities Authority, Revenue

 (Johns Hopkins Medicine--Howard County General Hospital Acquisition Issue)

  5%, 7/1/2033 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,500,000        17,341,800

Massachusetts--5.3%

Massachusetts Bay Transportation Authority, General Transportation System:

  5%, 3/1/2027 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,902,500

  Refunding 4.50%, 3/1/2026 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .         25,250,000        23,374,430

Massachusetts Housing Finance Agency, Revenue:

 Housing:

    6.50%, 7/1/2025 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,140,000         4,481,716

    6.60%, 1/1/2037 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,100,000         7,709,251

  Single Family Housing:

    7.125%, 6/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,975,000        13,918,282

    6.65%, 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,200,000         7,781,904

Massachusetts Industrial Finance Agency, Revenue:

  Museum (Norman Rockwell Stockbridge) 8.125%, 7/1/2011  . . . . . . . . . . . . . . . . .          2,825,000         3,015,518

  (Tufts University) 4.75%, 2/15/2028 (Insured; MBIA)  . . . . . . . . . . . . . . . . . .         36,730,000        35,266,677

Massachusetts Turnpike Authority, Metropolitan Highway System Revenue:

  5%, 1/1/2027 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        14,853,150

  5%, 1/1/2037 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         26,955,000        26,568,196

Massachusetts Water Resource Authority, Refunding

  5%, 8/1/2024 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         31,000,000        30,709,530

Michigan--4.2%

Charter County of Wayne, Special Airport Facilities Revenue, Refunding

  (Northwest Airlines, Inc., Facilities) 6.75%, 12/1/2015  . . . . . . . . . . . . . . . .          8,785,000         9,812,318

Detroit, Sewer Disposal Revenue

  5%, 7/1/2027 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,500,000        21,287,795

East Grand Rapids Public School District 5%, 5/1/2020 (Insured; MBIA). . . . . . . . . . .          6,325,000         6,262,635

The Economic Development Corp. of the County of Gratiot,

 Limited Obligation EDR

  (Danly Die Set Project) 7.625%, 4/1/2007 . . . . . . . . . . . . . . . . . . . . . . . .          3,200,000         3,501,920

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________

Michigan (continued)

Michigan Hospital Finance Authority, Revenue:

 Hospital, Refunding

   (Genesys Health System Obligated Group):

       8.125%, 10/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     15,000,000  $     18,908,700

       7.50%, 10/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,300,000        18,474,444

  (Metropolitan Hospital) 8.125%, 7/1/2018 (Prerefunded 7/1/1999) (a)  . . . . . . . . . .          5,000,000         5,333,400

  (Oakwood Obligation Group) Refunding 5%, 8/15/2031 (Insured; FSA)  . . . . . . . . . . .         20,750,000        20,242,247

Michigan Housing Development Authority, SFMR

  6.20%, 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,240,000        27,012,100

Western Townships Utilities Authority, Sewer Disposal System

  (Limited Tax GO) 8.125%, 1/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,765,000         9,064,149

Minnesota--1.7%

Minnesota Housing Finance Agency, Single Family Mortgage:

  6.90%, 7/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,810,000         7,301,001

  6.50%, 7/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,755,000        16,817,045

  6.45%, 7/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,210,000        32,167,306

Missouri--.4%

Missouri Higher Education Loan Authority, Student Loan Revenue

  6.75%, 2/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,500,000        12,479,225

Nebraska--1.1%

Omaha Public Power District, Electric Revenue 5.50%, 2/1/2014. . . . . . . . . . . . . . .         32,000,000        34,949,760

Nevada--1.3%

Clark County, IDR, Refunding

  (Nevada Power Co. Project) 5.90%, 10/1/2030  . . . . . . . . . . . . . . . . . . . . . .         15,500,000        15,856,965

Nevada Housing Division (Single Family Program)

  6.80%, 4/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,960,000        10,642,360

Washoe County:

 Gas Facilities Revenue (Sierra Pacific Power Co. Project)

    6.70%, 11/1/2032 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        11,022,900

  Gas and Water Facilities Revenue, Refunding (Sierra Pacific)

    6.30%, 12/1/2014 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          5,375,000         5,838,432

New Hampshire--4.0%

Business Finance Authority of the State of New Hampshire:

 PCR, Refunding (Public Service Co. of New Hampshire Project)

    6%, 5/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,500,000        15,965,620

  State Guaranteed Airport Revenue (Manchester Airport Project):

    6.50%, 1/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,600,000        13,627,026

    6.375%, 1/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,650,000         9,293,906

New Hampshire Housing Finance Authority:

 Multi-Family Housing:

    7.55%, 7/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,205,000         4,816,365

    (Mariners Village Project) 6.60%, 1/1/2038 (Insured; FHA)  . . . . . . . . . . . . . .          7,365,000         7,905,296

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________
New Hampshire (continued)

New Hampshire Housing Finance Authority (continued):

 Single Family Mortgage:

    7.25%, 1/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       2,965,000     $   3,232,769

    6.55%, 7/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,075,000        22,510,629

  Single Family Residential Mortgage:

    7.10%, 1/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,980,000        22,139,355

    7.75%, 7/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,365,000        15,322,140

    6.85%, 1/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,335,000         9,949,150

    6.95%, 1/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,275,000         9,937,977

New Jersey--1.9%

New Jersey Economic Development Authority, PCR

 (Public Service Electric and Gas Co. Project)

  6.40%, 5/1/2032 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,040,000        35,355,499

New Jersey Housing and Mortgage Finance Agency, Revenue:

  6%, 11/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,218,000

  6.45%, 11/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,260,000        16,407,857

Pollution Control Financing Authority of Salem County, PCR, Refunding

 (Public Service Electric and Gas Co. Project)

  6.25%, 6/1/2031 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,500,000         7,225,075

New Mexico--1.1%

Albuquerque, HR, Refunding (Presbyterian Health Care Services)

  6.375%, 8/1/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,953,870

Farmington, PCR, Refunding (Public Service Co. San Juan)

  6.30%, 12/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,500,000        15,752,510

New Mexico Educational Assistance Foundation, Student Loan Revenue

  7.45%, 3/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,130,000         9,074,869

New Mexico Mortgage Financing Authority

  6.80%, 1/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,500,000         6,279,625

New York--14.6%

Long Island Power Authority, Electric System General Revenue

  5.50%, 12/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,465,000        22,067,952

Metropolitan Transportation Authority, Dedicated Tax Fund

  5%, 4/1/2023 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,420,000        22,184,366

New York City:

  7.50%, 2/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000        10,072,710

  7.25%, 8/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,790,000        16,620,535

  6.375%, 8/15/2011 (Prerefunded 8/15/2005) (a)  . . . . . . . . . . . . . . . . . . . . .          6,565,000         7,533,863

  6.375%, 8/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,720,000        27,650,556

  5.75%, 2/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,055,000        26,732,182

  5.75%, 2/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,145,000        19,289,587

  5.75%, 2/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,500,000        23,890,275

  5.875%, 3/15/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,000,000        24,615,750

  5%, 8/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         39,775,000        39,254,743

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________
New York (continued)

New York City (continued):

  5.875%, 2/15/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     23,715,000  $     25,338,292

  6%, 2/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,750,000        13,839,105

  5%, 8/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         28,665,000        28,095,713

  5.875%, 8/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,510,000        25,198,488

  5.125%, 8/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16,500,000        16,356,450

  6.125%, 8/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,625,000        24,900,170

New York State Dormitory Authority, Revenue:

 (City University):

    7.50%, 7/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        12,269,300

    5%, 7/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        14,580,000

  (New York and Presbyterian Hospital) Refunding

    5%, 8/1/2032 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,400,000         9,271,032

  (State University Educational Facilities)

    4.75%, 5/15/2025 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,500,000        13,052,880

New York State Energy, Research and Development Authority,

 Electric Facilities Revenue

  (Con Edison Co. Project) 7.50%, 1/1/2026 . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        15,781,050

New York State Housing Finance Agency, Revenue, Refunding (Housing Project
Mortgage)

  6.125%, 11/1/2020 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,960,000        13,035,084

New York State Local Government Assistance Corp.

  Refunding 5.25%, 4/1/2016 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,609,600

New York State Mortgage Agency, Revenue (Homeowner Mortgage)

  6.65%, 10/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,865,000        23,820,168

North Carolina--1.1%

City of Charlotte, Charlotte/Douglas International Airport,

 Special Facility Refunding Revenue (US Airways, Inc. Project)

  5.60%, 7/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,280,000        12,374,065

North Carolina Housing Finance Agency, Single Family Revenue

  6.50%, 9/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,980,000         6,414,387

Pitt County, Revenue (Pitt County Memorial Hospital)

  6.90%, 12/1/2021 (Prerefunded 12/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . .         12,000,000        13,360,200

Winston Salem, COP 6.90%, 6/1/2011 (Prerefunded 6/1/2001) (a). . . . . . . . . . . . . . .          5,245,000         5,767,926

North Dakota--.2%

North Dakota Housing Finance Agency

  (Housing Mortgage Finance Program) 6.75%, 7/1/2025 . . . . . . . . . . . . . . . . . . .          5,935,000         6,386,832

Ohio--1.4%

Cleveland, Airport Revenue Special (Continental Airlines Inc. Project)

  5.375%, 9/15/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,600,000        27,498,708

Cuyahoga County, HR (Meridia Health System)

  7%, 8/15/2023 (Prerefunded 8/15/2001) (a)  . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,757,190

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________
Ohio (continued)

County of Hamilton, Sales Tax Bonds (Hamilton County Football Project)

  5%, 12/1/2027 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     12,000,000  $     11,916,960

Oklahoma--.9%

Claremore Industrial and Redevelopment Authority, EDR

  (Yuba Project) 8.375%, 7/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,500,000         8,161,050

Southern Oklahoma Memorial Hospital Authority, HR

  6.60%, 12/1/2012 (Prerefunded 12/1/2002) (a) . . . . . . . . . . . . . . . . . . . . . .          5,725,000         6,418,126

Tulsa Municipal Airport Trust, Revenue

  (AMR Corp.) 7.60%, 12/1/2030 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,390,000        15,714,312

Pennsylvania--2.2%

Delaware County Authority, Health System Revenue

  (Catholic Health East Issue) 4.875%, 11/15/2026 (Insured; AMBAC) . . . . . . . . . . . .         18,250,000        17,558,872

Delaware County Industrial Development Authority, Water Facilities Revenue

  (Philadelphia Suburban Water) 6.35%, 8/15/2025 (Insured; FGIC) . . . . . . . . . . . . .         10,000,000        11,110,700

Geisinger Authority, Health System Revenue

  (Penn State Geisinger Health System) 5%, 8/15/2028 . . . . . . . . . . . . . . . . . . .         13,000,000        12,713,220

Pennsylvania Economic Development Financing Authority,

 Exempt Facilities Revenue (MacMillan Ltd. Partnership Project)

  7.60%, 12/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         5,005,575

Quakertown General Authority, Revenue (Community Mental Health/Retardation):

  8.875%, 11/1/2010 (Prerefunded 11/1/2000) (a)  . . . . . . . . . . . . . . . . . . . . .          2,640,000         2,966,647

  8.875%, 11/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,615,000         3,933,771

Ridley Park Hospital Authority, Revenue (Taylor Hospital)

  8.625%, 12/1/2020 (Prerefunded 12/1/2000) (a)  . . . . . . . . . . . . . . . . . . . . .         10,000,000        11,211,600

Saint Mary Hospital Authority, Bucks County Revenue

  (Catholic Health Initiatives) 5%, 12/1/2028  . . . . . . . . . . . . . . . . . . . . . .         10,125,000         9,900,225

Rhode Island--1.5%

Rhode Island Health and Educational Building Corp., Revenue

  (Johnson and Wales University) 8.375%, 4/1/2020 (Prerefunded 4/1/2000) (a) . . . . . . .         11,000,000        12,000,670

Rhode Island Housing and Mortgage Finance Corp.

 (Homeownership Opportunity):

    6.95%, 4/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,250,000         9,967,985

    6.60%, 10/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,270,000        10,997,835

    6.50%, 4/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,835,000        12,531,845

    6.85%, 4/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,995,000         5,395,000

South Carolina--2.7%

Piedmont Municipal Power Agency, Electric Revenue, Refunding:

  6.60%, 1/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,650,000        24,685,742

  4.75%, 1/1/2025 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,550,000        39,014,777

Richland County, Solid Waste Disposal Facilities Revenue

  (Union Camp Corp. Project) 7.125%, 9/1/2021  . . . . . . . . . . . . . . . . . . . . . .          6,250,000         6,834,437

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________

South Carolina (continued)

South Carolina Housing Finance and Development Authority,

 Mortgage Revenue:

    6.55%, 7/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       3,950,000  $      4,254,268

    6.75%, 7/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,565,000         7,054,552

    6.70%, 7/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,275,000         7,844,705

Tennessee--1.0%

Montgomery County Health, Educational and Housing Facility Board,

 HR, Refunding and Improvement (Clarksville Regional Health System)

  5.375%, 1/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,250,000         6,238,313

Tennessee Housing Development Agency, Mortgage Finance

  6.55%, 7/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,850,000        25,672,379

Texas--6.6%

Alliance Airport Authority Inc., Special Facilities Revenue:

 (American Airlines Inc. Project)

    7%, 12/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,330,000        14,657,411

  (Federal Express Corp. Project)

    6.375%, 4/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         56,075,000        61,102,124

Angelina and Neches River Authority, SWDR (Champion International Corp. Project

  7.375%, 5/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,570,000         6,141,092

Bell County Health Facilities Development Corp., Retirement Facility Revenue

 (Buckner Retirement Services, Inc. Obligated Group Project)

  5.25%, 11/15/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,533,750

Gulf Coast Waste Disposal Authority, Revenue:

 (Champion International Corp.)

    7.375%, 10/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,000,000        13,385,040

  Solid Waste Disposal (Occidental Petroleum Corp. Project) 7%, 11/1/2020  . . . . . . . .          7,725,000         8,489,080

Harris County, Refunding (Toll Road--Senior Lien)

  5%, 8/15/2016 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,100,000         4,111,890

Harris County Hospital District, Mortgage Revenue, Refunding

  7.40%, 2/15/2010 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,355,000        10,087,409

Houston Hotel Occupancy Tax, Revenue 7%, 7/1/2009 (Insured; FGIC)

  (Prerefunded 7/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,225,000        13,284,419

Rio Grande Valley Health Facilities Development Corp., HR, Refunding

  (Valley Baptist Medical Center Project) 6.40%, 8/1/2016  . . . . . . . . . . . . . . . .         11,200,000        12,273,296

Tarrant County Health Facilities Development Corp., Health System Revenue,
Refunding

 (Texas Health Resources System):

    5.75%, 2/15/2014 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,470,000        10,492,855

    5%, 2/15/2026 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,845,600

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________
Texas (continued)

Texas, GO (Veterans Housing Assistance Fund):

  7%, 12/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       9,580,000  $     10,403,018

  Refunding 6.45%, 12/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,210,000        16,380,105

Texas Public Property Finance Corp., Revenue

 (Mental Health and Retardation Project)

  8.75%, 11/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,745,000         5,032,832

Utah--2.0%

Carbon County, SWDR, Refunding (Sunnyside Cogeneration) 9.25%, 7/1/2018 (c). . . . . . . .         20,000,000        12,004,000

Intermountain Power Agency, Power Supply Revenue, Refunding

  6.15%, 7/1/2014 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        16,810,200

Tooele County, Hazardous Waste Treatment Revenue

  (Union Pacific Project) 5.70%, 11/1/2026 . . . . . . . . . . . . . . . . . . . . . . . .         13,500,000        13,705,200

Utah Housing Finance Agency, Single Family Mortgage:

  6.55%, 1/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,395,000         4,702,782

  6.40%, 1/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,525,000         6,969,940

  6.65%, 7/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,590,000         8,172,153

  7%, 7/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,595,000         2,798,889

Vermont--.3%

Vermont Housing Finance Agency, Single Family Housing 6.875%, 5/1/2025 . . . . . . . . . .         10,500,000        11,195,415

Virginia--1.7%

Giles County Industrial Development Authority,

 Solid Waste Disposal Facility Revenue (Hoechst Celanese Corp. Project)

  6.625%, 12/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,715,000         9,487,933

Henrico County Industrial Development Authority, Revenue

  (Maryview Hospital Project) 7.50%, 9/1/2011 (Prerefunded 8/1/2000) (a) . . . . . . . . .          5,010,000         5,426,281

Virginia Housing Development Authority, Commonwealth Mortgage:

  6.70%, 1/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,950,000         7,410,021

  6.40%, 7/1/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,000,000        25,911,840

  6.85%, 1/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,855,000         8,197,949

Washington--1.3%

Public Utility District No. 1 of Chelan County,

  Chelan Hydro Consolidated System Revenue 6.55%, 7/1/2023 . . . . . . . . . . . . . . . .         10,000,000        10,968,800

Washington 5%, 7/1/2022. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,335,000        32,043,662

West Virginia--1.3%

Braxton County, SWDR (Weyerhaeuser Co. Project):

  6.50%, 4/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,862,240

  Refunding 5.40%, 5/1/5025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,700,000        21,923,076

West Virginia, GO State Road Bonds 4.50%, 6/1/2023 (Insured; FGIC) . . . . . . . . . . . .         14,000,000        13,002,080

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________
Wisconsin--.3%

Madison, IDR (Madison Gas and Electric Co. Project)

  6.75%, 4/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     10,000,000  $     10,822,100

Wyoming--1.1%

Sweetwater County:

  PCR, Refunding (Idaho Power Co. Project) 6.05%, 7/15/2026  . . . . . . . . . . . . . . .         17,000,000        18,164,500

  SWDR (FMC Corp. Project) 6.90%, 9/1/2024 . . . . . . . . . . . . . . . . . . . . . . . .         16,225,000        17,976,002

U.S. Related--1.2%

Puerto Rico Electric Power Authority, Power Revenue

  5%, 7/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,100,000        29,707,195

Puerto Rico Highway And Transportation Authority, Transportation Revenue

  5%, 7/1/2038 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,838,000

                                                                                                                _______________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

  (cost $3,075,335,593)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $3,269,436,489

                                                                                                                ===============

Short-Term Municipal Investments--1.7%
-------------------------------------------------------

Alabama--.3%

Stevenson Industrial Development Board, Environmental Improvement Revenue

  VRDN (Mead Corp. Project) 3.35% (LOC; First National Bank of Chicago) (e)  . . . . . . .  $       8,900,000  $       8,900,000

Minnesota--1.3%

Beltrami County, Environmental Control Revenue, Refunding

  VRDN (Northwood Panelboard) 3.30% (LOC; Union Bank of Switzerland) (e) . . . . . . . . .          2,800,000         2,800,000

Cohasset, Revenue, Refunding, VRDN (Minnesota Power and Light Co. Project)

  3.30% (LOC; ABN Amro Bank N.V.) (e)  . . . . . . . . . . . . . . . . . . . . . . . . . .          6,200,000         6,200,000

Duluth Economic Development Authority, Health Care Facilities, Revenue,
Refunding

 VRDN (Miller Dwan Medical Center Project)

  3.65% (LOC; Credit Local De France) (e)  . . . . . . . . . . . . . . . . . . . . . . . .          7,300,000         7,300,000

Duluth, Tax Increment Revenue,

  VRDN (Lake Superior Paper) 3.25% (LOC; Wachovia Bank of Georgia) (e) . . . . . . . . . .          2,800,000         2,800,000

Golden Valley, IDR, VRDN (Unicare Homes Project)

  3.47% (LOC; Banque Paribas) (e)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

Mankato, Multifamily Revenue, Refunding

  VRDN (Highland Hills Project) 3.50% (LOC; First Bank National Association) (e) . . . . .          3,000,000         3,000,000

Minneapolis and Saint Paul Housing and Redevelopment Authority,

 Health Care Systems Revenue, Refunding VRDN (Childrens' Health Care)

  3.35% (Insured; FSA) (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,610,000        13,610,000

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

                                                                                                 Principal

Short-Term Municipal Investments (continued)                                                       Amount             Value
-------------------------------------------------------                                       _______________    ______________

Minnesota (continued)

Minneapolis, VRDN 3.20% (LOC; Bayerische Vereinsbank AG) (e) . . . . . . . . . . . . . . .  $       1,900,000  $      1,900,000

Minneapolis Community Development Agency, PCR,

  VRDN (Northern States Power Co. Project) 3.45% (e) . . . . . . . . . . . . . . . . . . .          1,010,000         1,010,000

Minnesota Higher Education Facilities Authority, Revenue,

  VRDN (Bethel College) 3.15% (LOC; Allied Irish Banks) (e)  . . . . . . . . . . . . . . .          3,345,000         3,345,000

Saint Cloud Health Care Facilities, Revenue, VRDN (The Saint Cloud Hospital)

  3.20% (LOC; Rabobank Nederland) (e)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,850,000         1,850,000

Ohio--.1%

Twinsburg, IDR, VRDN (United Stationers Supply Co.)

  3.50% (LOC; PNC Bank) (e)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,100,000         4,100,000

                                                                                                                _______________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

  (cost $57,815,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $     57,815,000

                                                                                                                ===============


TOTAL INVESTMENTS

  (cost $3,133,150,593)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.8%    $3,327,251,489

                                                                                                      =======   ===============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .2%  $      7,731,882

                                                                                                      =======   ===============


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%    $3,334,983,371

                                                                                                      =======   ===============



DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           IDR         Industrial Development Revenue

COP         Certificate of Participation                            LOC         Letter of Credit

EDR         Economic Development Revenue                            LR          Lease Revenue

FGIC        Financial Guaranty Insurance Company                    MBIA        Municipal Bond Investors Assurance

FHA         Federal Housing Administration                                         Insurance Corporation

FSA         Financial Security Assurance                            PCR         Pollution Control Revenue

GO          General Obligation                                      SFMR        Single Family Mortgage Revenue

HR          Hospital Revenue                                        SWDR        Solid Waste Disposal Revenue

                                                                    VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

____                               ________                          _________________              ___________________

AAA                                Aaa                               AAA                                  30.7%

AA                                 Aa                                AA                                   21.1

A                                  A                                 A                                    21.6

BBB                                Baa                               BBB                                  17.9

BB                                 Ba                                BB                                    1.8

B                                  B                                 B                                     1.0

F1                                 MIG1/P1                           SP1/A1                                1.6

Not Rated (f)                      Not Rated (f)                     Not Rated (f)                         4.3

                                                                                                         _______

                                                                                                         100.0%

                                                                                                         =======

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)Securities  exempt  from registration under Rule 144A of the Securities Act
 of   1933.   These  securities  may  be  resold  in  transactions  exempt  from registration, normally to qualified institutional buyers. At August 31, 1998, these securities amounted to $21,066,477 or .6% of net assets.

(c)  Non-income producing security; interest payment in default.

(d)  Purchased on a delayed delivery basis.

(e)Securities payable on demand. Variable interest rate--subject to periodic change.

(f)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                           AUGUST 31, 1998

                                                                                                    Cost             Value
                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $3,133,150,593    $3,327,251,489

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            4,719,564

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           47,734,962

                                 Receivable for investment securities sold . . . . . . . .                               99,517

                                 Receivable for shares of Common Stock subscribed  . . . .                                1,171

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                              364,667

                                                                                                                _______________

                                                                                                                  3,380,171,370

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                            1,754,224

                                 Payable for investment securities purchased . . . . . . .                           43,057,715

                                 Payable for shares of Common Stock redeemed . . . . . . .                               69,725

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              306,335

                                                                                                                _______________

                                                                                                                     45,187,999

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $3,334,983,371

                                                                                                                ===============

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $3,097,773,963

                                 Accumulated net realized gain (loss) on investments . . .                           43,108,512

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 4  . . . . . . . . . . . . . . . .                          194,100,896

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $3,334,983,371

                                                                                                                ===============


SHARES OUTSTANDING

(600 MILLION SHARES OF $.01 PAR VALUE COMMON STOCK AUTHORIZED) . . . . . . . . . . . . . .                          259,447,340

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $12.85

                                                                                                                        =======


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                            YEAR ENDED AUGUST 31, 1998

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                         $194,274,577

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .        $19,991,724

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .          4,123,726

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .            166,793

                                 Registration fees . . . . . . . . . . . . . . . . . . . .            149,216

                                 Prospectus and shareholders' reports  . . . . . . . . . .             78,710

                                 Directors' fees and expenses--Note 3(c) . . . . . . . . .             63,752

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             63,406

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .             22,584

                                 Interest expense--Note 2  . . . . . . . . . . . . . . . .              4,661

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             51,793

                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .         24,716,365

                                 Less--reduction in management fee due to

                                    undertakings--Note 3(a)  . . . . . . . . . . . . . . .           (214,400)

                                                                                                 ____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                           24,501,965

                                                                                                                  _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          169,772,612

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .        $49,477,334

                                 Net unrealized appreciation (depreciation) on investments . .     53,807,416

                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                          103,284,750

                                                                                                                  _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                         $273,057,362

                                                                                                                  =============

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Year Ended       Year Ended

                                                                                              August 31, 1998   August 31, 1997

                                                                                              _______________   _______________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    169,772,612  $    191,516,599

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .           49,477,334        13,999,819

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . .           53,807,416        84,621,882

                                                                                              _______________   _______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . . .          273,057,362       290,138,300

                                                                                              _______________   _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (170,739,421)     (191,083,751)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .          (18,847,051)       (2,336,419)

                                                                                              _______________   _______________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (189,586,472)     (193,420,170)

                                                                                              _______________   _______________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,928,492,791     7,505,432,633

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          118,802,455       118,861,845

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (2,250,558,450)   (7,838,522,911)

                                                                                              _______________   _______________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . . . .         (203,263,204)     (214,228,433)

                                                                                              _______________   _______________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . .         (119,792,314)     (117,510,303)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,454,775,685     3,572,285,988

                                                                                              _______________   _______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $3,334,983,371    $3,454,775,685

                                                                                              ===============   ===============


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . .                 ---    $       966,809

                                                                                           _______________    _______________

                                                                                                 Shares             Shares

                                                                                              _______________   _______________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          152,496,991       605,975,892

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . .            9,353,598         9,552,652

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (177,759,994)     (632,151,616)

                                                                                              _______________   _______________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . . . .          (15,909,405)      (16,623,072)

                                                                                              ===============   ===============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Year Ended August 31,

                                                                ____________________________________________________________

PER SHARE DATA:                                               1998           1997           1996           1995           1994

                                                             ______         ______         ______         ______         ______

   Net asset value, beginning of period  . . . . . .         $12.55         $12.23         $12.41         $12.39         $13.68

                                                             ______         ______         ______         ______         ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .            .64            .67            .69            .72            .75

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .            .37            .33           (.18)           .09           (.96)

                                                             ______         ______         ______         ______         ______

   Total from Investment Operations  . . . . . . . .           1.01           1.00            .51            .81           (.21)

                                                             ______         ______         ______         ______         ______

   Distributions:

   Dividends from investment income--net . . . . . .           (.64)          (.67)          (.69)          (.72)          (.75)

   Dividends from net realized gain on investments . .         (.07)          (.01)            --           (.07)          (.33)

                                                             ______         ______         ______         ______         ______

   Total Distributions . . . . . . . . . . . . . . .           (.71)          (.68)          (.69)          (.79)         (1.08)

                                                             ______         ______         ______         ______         ______

   Net asset value, end of period  . . . . . . . . .         $12.85         $12.55         $12.23         $12.41         $12.39
                                                             ======         ======         ======         ======         ======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           8.36%          8.24%          4.16%          6.93%         (1.63%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .            .73%           .71%           .71%           .70%           .68%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .           5.04%          5.39%          5.57%          5.94%          5.80%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .            .01%            --             --             --             --

   Portfolio Turnover Rate . . . . . . . . . . . . .          63.07%         66.89%         64.48%         51.55%         36.25%

   Net Assets, end of period (000's Omitted) . . . .     $3,334,983     $3,454,776     $3,572,286     $3,936,734     $4,008,477


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Municipal Bond Fund, Inc. (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the " Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (a) Portfolio valuation: Investments in securities (excluding financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custodian agreement, the Fund received net earnings credits of $92,053 during the period ended August 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings.

  The average daily amount of borrowings outstanding during the period ended August 31, 1998 was approximately $37,000, with a related weighted average annualized interest rate of 12.60%.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988, the Manager has agreed to make payments to the Fund for ten years, ranging from $0 to $1 million per year depending on average daily net assets of the Fund. The management fee during the period ended August 31, 1998 was reduced by $200,000 pursuant to the settlement of litigation.

The Manager had undertaken from September 1, 1997 through January 14, 1998, to reduce the management fees paid by, or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate annual expenses (excluding 12b-1 distribution plan fees, taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses) exceeded an annual rate of 1.50% of the value of the Fund's average daily net assets. The Manager had undertaken from January 15, 1998 through August 31, 1998 to reduce the management fees paid by, or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate annual expenses (excluding certain expenses as described above) exceeded an annual rate of .74 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertakings, amounted to $214,400 during the period ended August 31, 1998.

  (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 1998, the Fund was charged $2,643,704 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended August 31, 1998, the Fund was charged $1,004,670 pursuant to the transfer agency agreement.

  (c) Each director who is not an affiliated person as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.

DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  (d) A .10% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemption through use of the Fund Exchanges service) where the redemption or exchange occurs less than fifteen days following the date of issuance. During the period ended August 31, 1998, the redemption fees amounted to $116,859.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 1998 amounted to $2,064,605,903 and $2,147,323,151, respectively.

At August 31, 1998, accumulated net unrealized appreciation on investments was $194,100,896, consisting of $213,135,338 gross unrealized appreciation and $19,034,442 gross unrealized depreciation.

  At August 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Directors

Dreyfus Municipal Bond Fund, Inc.

  We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Bond Fund, Inc., including the statement of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Bond Fund, Inc. at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

October 1, 1998



DREYFUS MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended August 31, 1998:

  --all the dividends paid from investment income-net are exempt-interest dividends (not generally subject to regular Federal income tax), and

  --the Fund hereby designates $.012 per share as a long-term capital gain distribution (of which 61.69% is subject to the 20% maximum Federal tax rate) of the $.0679 per share paid on December 4, 1997.

  As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1998 calendar year on Form 1099-DIV which will be mailed by January 31, 1999.



Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS MUNICIPAL BOND FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                              054AR988

Municipal Bond

Fund, Inc.

Annual Report

August 31, 1998